Share-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Nov. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Oct. 22, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Rate of common stock		4.99%		4.99%		4.99%
Options granted
Contractual term	6 years 1 month 6 days			4 years 10 months 24 days		5 years 4 months 24 days
Vested shares		11,073
Stock compensation expense (in Dollars)				$ 512	$ 563	$ 1,927	$ 2,305
Granted and outstanding shares	11,072,767	9,881,842		6,952,734		9,881,842	11,072,767
Stock option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted
Unrecognized compensation related to unvested stock option (in Dollars)		$ 1,302		$ 515		$ 1,302
Recognized over weighted-average period				10 months 24 days		1 year 1 month 6 days
Weighted average grant (in Dollars per share)							$ 4.26
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Available for issuance under the plan								613,467
Vested shares				16,617		71,571
Stock compensation expense (in Dollars)				$ 204
Fair value total (in Dollars)		394		$ 598		$ 394
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Recognized over weighted-average period				1 month 6 days		3 months 18 days
Unrecognized compensation related to unvested restricted stock (in Dollars)		$ 31		$ 4		$ 31
Board of Directors [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Available for issuance under the plan								300,000
Common Stock [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vested shares			11,073
2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Available for issuance under the plan		6,240,773		6,240,773		6,240,773
Rate of common stock		10.00%		10.00%		10.00%
2024 Equity Incentive Plan [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Rate of common stock		5.00%		5.00%		5.00%
2014 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted				5,005,748
Vested term				4 years		4 years
Contractual term				10 years
Granted and outstanding shares		5,005,748				5,005,748
2014 Stock Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Contractual term						10 years